PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) - Others - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business combination disclosures
Purchase consideration	¥ 3.5	¥ 8.0	¥ 1.8
Purchase price allocation
Identifiable intangible assets	¥ 2.6	¥ 10.0	¥ 0.5